Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2025
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Classification of Financial Assets and Liabilities	The following table summarizes the classification of the Company’s financial assets and liabilities:

(in thousands)	Note	June 30 2025	December 31 2024

Financial assets

Financial assets mandatorily measured at FVTNE 1

Cash and cash equivalents	21	$1,005,885	$818,166

Trade receivables from provisional concentrate sales, net of fair value adjustment	6, 11	11,255	3,518

Long-term investments - warrants held		3,543	785

Investments in equity instruments designated at FVTOCI 1

Long-term investments - common shares held	15	167,988	98,190

Financial assets measured at amortized cost

Trade receivables from sales of cobalt	11	2,394	1,199

Refundable deposit - 777 PMPA	24	9,785	9,413

Other		2,837	1,500

Total financial assets		$1,203,687	$932,771

Financial liabilities

Financial liabilities at amortized cost

Accounts payable and accrued liabilities		$7,857	$13,553

Total financial liabilities		$7,857	$13,553

1)	FVTNE refers to Fair Value Through Net Earnings, FVTOCI refers to Fair Value Through Other Comprehensive Income.

Maximum Exposure to Credit Risk Related to Financial Assets
The Company’s maximum exposure to credit risk related to its financial assets is as follows:

(in thousands)	Note	June 30 2025	December 31 2024

Cash and cash equivalents	21	$1,005,885	$818,166

Trade receivables from provisional concentrate sales, net of fair value adjustment	11	11,255	3,518

Trade receivables from sales of cobalt	11	2,394	1,199

Refundable Deposit - 777 PMPA	24	9,785	9,413

Other		2,837	1,500

Maximum exposure to credit risk related to financial assets		$1,032,156	$833,796

Timing Associated with Remaining Contractual Payments Relating to Financial Liabilities	The table includes both interest and principal cash flows, where applicable.

As at June 30, 2025

(in thousands)	2025	2026 - 2027	2028 - 2029	After 2029	Total

Accounts payable and accrued liabilities	$7,857	$-	$-	$-	$7,857

Performance share units 1	-	27,011	698	-	27,709

Total	$7,857	$27,011	$698	$-	$35,566

1)	See Note 19.1 for estimated value per PSU at maturity and anticipated performance factor at maturity.

Summary of Carrying Amounts of Canadian Dollar Denominated Monetary Assets and Monetary Liabilities	The carrying amounts of the Company’s Canadian dollar denominated monetary assets and monetary liabilities at the end of the reporting period are as follows:

(in thousands)	June 30 2025	December 31 2024

Monetary assets

Cash and cash equivalents	$2,751	$7,833

Accounts receivable	97	160

Long-term investments - common shares held	167,988	98,190

Long-term investments - warrants held	3,543	785

Other long-term assets	-	3,114

Total Canadian dollar denominated monetary assets	$174,379	$110,082

Monetary liabilities

Accounts payable and accrued liabilities	$4,942	$9,291

Performance share units	22,882	20,989

Lease liability	5,317	5,170

Pension liability	5,266	5,289

Total Canadian dollar denominated monetary liabilities	$38,407	$40,739

Summary of Sensitivity to 10% Increase or Decrease in Canadian Dollar
The following tables detail the Company’s sensitivity to a 10% increase or decrease in the Canadian dollar relative to the United States dollar, representing the sensitivity used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in exchange rates.

	As at June 30, 2025

	Change in Canadian Dollar

(in thousands)	10% Increase	10% Decrease

Increase (decrease) in net earnings	$(3,202)	$3,202

Increase (decrease) in other comprehensive income	16,799	(16,799)

Increase (decrease) in total comprehensive income	$13,597	$(13,597)

	As at December 31, 2024

	Change in Canadian Dollar

(in thousands)	10% Increase	10% Decrease

Increase (decrease) in net earnings	$(2,885)	$2,885

Increase (decrease) in other comprehensive income	9,819	(9,819)

Increase (decrease) in total comprehensive income	$6,934	$(6,934)

Summary of Financial Assets and Liabilities Measured at Fair Value by Level within Fair Value Hierarchy
The following table sets forth the Company’s financial assets and liabilities measured at fair value by level within the fair value hierarchy. As required by IFRS 13, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

		June 30, 2025

(in thousands)	Note	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	21	$1,005,885	$1,005,885	$-	$-

Trade receivables from provisional concentrate sales, net of fair value adjustment	11	11,255	-	11,255	-

Long-term investments - common shares held	15	167,988	167,988	-	-

Long-term investments - warrants held	15	3,543	-	3,543	-

		$1,188,671	$1,173,873	$14,798	$-

		December 31, 2024

(in thousands)	Note	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	21	$818,166	$818,166	$-	$-

Trade receivables from provisional concentrate sales, net of fair value adjustment	11	3,518	-	3,518	-

Long-term investments - common shares held	15	98,190	98,190	-	-

Long-term investments - warrants held	15	785	-	785	-

		$920,659	$916,356	$4,303	$-